Fees Summary	Jan. 15, 2026 USD ($)
Fees Summary [Line Items]
Narrative Disclosure	The maximum aggregate offering price of the securities to which the prospectus relates is $48,924,261.00. The prospectus is a final prospectus for the related offering.
Narrative - Max Aggregate Offering Price	$ 48,924,261
Final Prospectus	true